Combined Statements of Comprehensive Income (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2020 CAD ($)
Combined Statements of Comprehensive Income
Unrealized gain (loss) on net investment hedges, income taxes	$ 0